SHARE-BASED PAYMENTS	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SHARE-BASED PAYMENTS

23 SHARE-BASED PAYMENTS

DSL’s Share Option Award Scheme (the “DSL Scheme”)

The board of directors of DSL (the “DSL Board”) approved and adopted the DSL Scheme which outlines the grant of share option award (the “DSL Award”) to selected employees and/or consultants of the DSL Group (the “DSL Participant”) to subscribe ordinary shares of DSL (the “DSL Share”). The DSL Board may determine the DSL Participant and grant DSL Shares under the DSL Scheme not exceeding 15% of issued shares in the Company on a fully diluted basis. Purpose of the DSL Scheme is to attract and retain the best available talent for the DSL Group to benefit its business operations.

DSL may grant the DSL Participant an DSL Award consisting in the right to acquire or receive a certain number, or a percentage, of DSL Shares (the “DSL Ownership Stake”) determined in the DSL Scheme (each event being an “DSL Award Grant”). The DSL Award Grant shall vest after thirty-six (36) calendar months of continuous employment with, or service to, DSL or of any of its affiliates (the “DSL Vesting Date”). Unless exercised, the Award will lapse and expire after six (6) calendar months from the Vesting Date (“DSL Long Stop Date”).

The number of DSL Shares the DSL Participant is entitled to under an DSL Award Grant shall be determined at the DSL Vesting Date. The vesting of the DSL Award Grant shall confer to the DSL Participant the same shareholding percentage in DSL as the DSL Ownership Stake. Unless determined at the time of the DSL Award Grant, such shareholding shall be calculated based on the total number of DSL Shares issued at the DSL Vesting Date.

Prior to the DSL Long Stop Date, should DSL give notice of: 1) merger or acquisition or similar event involving change of control of DSL; or 2) listing of its shares on a recognized and regulated stock exchange, all DSL Awards, whether vested or unvested, shall be: 1) (i) automatically exchanged for equivalent options over or in relation to shares in the acquirer entity or listed company; or (ii) cancelled in exchange for, and automatically converted to, shares in the acquiring entity or listed company in equivalent value as the value under the DSL Award Grant, which will be locked-up for a period of 15 months from the date of change of control or listing, respectively, (the “DSL Lock-up Period”) and will be released in three (3) equal instalments over a period of six (6) months following the expiration of such DSL Lock-up Period.

The DSL Award Grant shall be forfeited and cancelled if before the DSL Vesting Date: (a) the DSL Participant hands in a notice of resignation; (b) the DSL Participant gives notice of termination of service; or (c) the DSL Participant’s employment or service with DSL is terminated for any reason, unless otherwise determined by the DSL Board in its sole and absolute discretion.

Diginex Limited 2024 Omnibus Incentive Plan (the “Scheme”)

On 28 July 2024, the board of directors of the Company (the “Board”) approved and adopted the Diginex Limited 2024 Omnibus Incentive Plan (the “Scheme”), which replaced the DSL Scheme, which outlines the grant of share option award (the “Award”) to selected employees and/or consultants of the Group (the “Participant”) to subscribe ordinary shares of the Company (the “Share”). The Board may determine the Participant and grant Shares under the Scheme not exceeding 5,400,000 ordinary shares. Purpose of the Scheme is to attract and retain the best available talent for the Company to benefit its business operations.

The Company may grant the Participant an Award consisting in the right to acquire or receive a certain number, or a percentage, of Shares (the “Ownership Stake”) determined in the Scheme (each event being an “Award Grant”). The exercise price of Shares purchasable under an Award shall be determined at the time of grant, provided that the exercise price per Share for the Shares to be issued pursuant to the exercise of an Award shall be no less than the par value of such Share.

Awards vest and become exercisable in accordance with the terms and conditions specified in the applicable Award Agreement, which may include the achievement of pre-established performance goals, if applicable. For Awards granted prior to the Company’s listing on the NASDAQ Capital Market or any other stock exchange, vesting occurs on (i) the date(s) specified in the Award Agreement, (ii) after 36 months of continuous employment or service with the Company or its affiliates, or (iii) an earlier date if determined at the discretion of the Board to accelerate the vesting schedule.

Upon termination of employment or service, the treatment of stock options depends on the circumstances of the termination. If the termination occurs for reasons other than cause, retirement, disability, or death, vested options remain exercisable for 90 days following the termination date. This period is extended to one year if the participant passes away during the 90-day period. Unvested options, however, are forfeited immediately upon termination. In all cases, options cannot be exercised beyond their original expiration date. For terminations due to retirement, disability, or death, vested options remain exercisable for one year from the termination date, subject to their original expiration date. Unvested options are forfeited immediately upon termination. If the termination is for cause, all options, whether vested or unvested, are forfeited immediately.

Details of the Awards granted during the years ended March 31, 2023, 2024 and 2025:

		Number of/% of share option			Fair value per
Grant dates		award to vest	Vesting periods		option at grant date
			From	To	USD
25-Apr-2022	*	0.10%	25-Apr-2022	31-Mar-2023	3.924 (recapitalized)
25-May-2022		0.10%	25-May-2022	5-Nov-2023	3.924 (recapitalized)
26-Sep-2022	*	1.00%	26-Sep-2022	25-Sep-2025	4.254 (recapitalized)
18-Oct-2022	**	0.10%	18-Oct-2022	1-Sep-2024	4.287 (recapitalized)
23-Nov-2022	**	0.20%	23-Nov-2022	1-Jul-2023	4.354 (recapitalized)
12-Jan-2023	**	0.05%	12-Jan-2023	1-Jul-2023	4.446 (recapitalized)
1-May-2023	***	1.00%	1-May-2023	30-Apr-2026	4.321 (recapitalized)
8-Aug-2023	***	2.40%	8-Aug-2023	8-Aug-2023	3.460 (recapitalized)
1-Sep-2023	***	0.20%	1-Sep-2023	30-Apr-2026	3.251 (recapitalized)
31-Jul-2024		65,426	31-Jul-2024	27-Aug-2026	2.098
31-Jul-2024		303,400	31-Jul-2024	31-Jul-2027	2.098
21-Aug-2024	****	0.50%	21-Aug-2024	30-Apr-2026	2.098

*	Fair value of the DSL Awards as of 25 April 2022 and 26 September 2022 is approximated to that as of 1 April 2022 and 30 September 2022, respectively.

**	Fair values of the DSL Awards as of 18 October 2022, 23 November 2022 and 12 January 2023 are determined using interpolation method between the fair values determined on 30 September 2022 and 31 March 2023.

***	Fair values of the DSL Awards as of 1 May 2023, 8 August 2023 and 1 September 2023 are determined using the interpolation method between the fair values determined on 31 March 2023 and 30 September 2023.

****	Fair value of the Awards as of 21 August 2024 is with reference to the fair values determined on 31 July 2024.

Number of shares options. Re-capitalization takes into account the impact of the share exchange between the Company and DSL at a ratio of 410:1 and the subsequent share subdivision on the Company at a ratio of 2:1:

	Number of share options
At 1 April 2022		1,404
Additions		141
At 31 March 2023		1,545
At 31 March 2023 recapitalized		1,266,900
- weighted average exercise price	$	Nil
- number of share options exercisable		0

At 1 April 2023, based on number of DSL’s shares-in-issue		1,545
Additions		389
Exercised (note a)		(44)
At 31 March 2024, based on number of DSL’s shares-in-issue		1,890
At 31 March 2024 recapitalized		1,549,800
- weighted average exercise price	$	Nil
- number of share options exercisable		1,380,060

At 1 April 2024, based on number of DSL’s shares-in-issue		1,890
Additions		69
Exercised (note b)		(44)
Pre-recapitalized balance		1,915
Post-recapitalized balance		1,570,219
Additions		566,119
Exercised (note c)		(1,003,680)
Expired		(352,600)
At 31 March 2025, based on number of Diginex Limited’s shares-in-issue		780,058
‘- weighted average exercise price		$0.00005
‘- number of share options exercisable		17,345

(a)	The weighted average share price at the exercise date is $2.998 (recapitalized).

(b)	The weighted average share price at the exercise date is $2.746 (recapitalized).

(c)	The weighted average share price at the exercise date is $2.098.

(d)	The weighted average remaining contractual life of the outstanding share options is 2.57 years as of March 31, 2025 (2024: 0.63 years; 2023: 1.02 years).

Movement of share option reserve:

Share option reserve
USD
At 1 April 2022	499,808
Additions	584,462
At 31 March 2023	1,084,270
Additions	1,352,787
Exercised	(27,368)
At 31 March 2024	2,409,689
Additions	859,685
Exercised	(1,796,029)
Expired	(397,000)
At 31 March 2025	1,076,345

The fair value of the Awards granted is estimated at the grant date using the discounted cash flow (“DCF”) and equity allocation model (“EAM”). The following table lists the inputs to those models at respective grant date:

Dates of fair value	Valuation approach	Discount rate	Terminal growth rate	Lack of marketability discount	Lack of control discount	Volatility
1-Apr-2022	DCF & EAM	17%	3%	15%	20%	41.16%
25-May-2022	DCF & EAM	17%	3%	15%	20%	41.16%
30-Sep-2022	DCF & EAM	17%	3%	15%	20%	44.16%
31-Mar-2023	DCF & EAM	17%	3%	15%	20%	46.62%
30-Sep-2023	DCF & EAM	18%	3%	10%	20%	42.41%
31-Jul-2024	DCF & EAM	16%	3%	3%	20%	38.16%

The equity value at 100% basis is determined using DCF method based on the estimates of cash flows as of the grant date discounted using an appropriate discount rate, having considered relevant risk factors. Volatility is determined based on the average annualized standard deviation of the historical stock prices of listed comparable companies.